Others - Financial instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial instruments
Financial assets	$ 206,320	$ 200,811
Financial liabilities	8,169	9,396
Lease liabilities	874	338
Warrant liabilities | Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	3,451	3,207
Other payables (including related parties) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	8,144	9,371
Guarantee deposits received | Financial liabilities at amortized cost
Financial instruments
Financial liabilities	25	25
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets	37,168	162,616
Current financial assets at amortized cost | Financial assets at amortized cost
Financial instruments
Financial assets	160,800	30,000
Accounts receivable | Financial assets at amortized cost
Financial instruments
Financial assets	7,641	7,756
Other receivables | Financial assets at amortized cost
Financial instruments
Financial assets	587	314
Guarantee deposits paid | Financial assets at amortized cost
Financial instruments
Financial assets	$ 124	$ 125